OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME (Tables)	12 Months Ended
Dec. 31, 2012
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
Other Receivables, Prepaid Expenses and Accrued Income
(in thousands of $)	2012	2011
Other receivables	1,219	489
Prepaid expenses	2,874	1,795
Accrued interest income	243	342
	4,336	2,626